Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31,	December 31,
	2023	2022
Work in progress	$451,986	$457,646
Inventory, net	$451,986	$457,646